Related party transactions - Balances and transactions with fellow Lloyds Banking Group undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Due from fellow Lloyds Banking Group undertakings	£ 1,887	£ 1,878
Derivative financial instruments	10,748	11,293
Financial assets at fair value through profit or loss	6,904	23,256
Liabilities
Due to fellow Lloyds Banking Group undertakings	17,514	19,663
Derivative financial instruments	9,675	10,911
Financial liabilities at fair value through profit or loss	8,237	17,730
Debt securities in issue	69,341	64,533
Subordinated liabilities	12,432	12,745
Lloyds Banking Group undertakings
Assets
Due from fellow Lloyds Banking Group undertakings	1,887	1,878
Derivative financial instruments	1,330	2,589
Financial assets at fair value through profit or loss		1,062
Liabilities
Due to fellow Lloyds Banking Group undertakings	17,514	19,663
Derivative financial instruments	1,580	2,693
Financial liabilities at fair value through profit or loss	13	137
Debt securities in issue	1,725	193
Subordinated liabilities	£ 2,993	£ 2,985